LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2024
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS

NOTE 30 - LONG-TERM OPERATING COMMITMENTS

The Company’s long-term commitments, mainly related to of electricity purchase and sale contracts, are:

Commitments	2026	2027	2028	2029	2030	After 2030
Sale of Energy	7,038,602	5,584,011	5,521,017	5,505,814	5,505,846	59,005,330
Energy purchase	2,652,329	2,540,445	2,021,558	1,690,966	1,693,667	9,101,425

Accounting Policy

The Company presents commitments for the acquisition of transmission and generation infrastructure. In addition, energy purchase commitments are also presented.

Commitments are those that may give rise to a future outflow of cash or other resources. They are presented at the agreed contractual value, considering the prices in effect on the date of the financial statements, without the application of contractual adjustments or inflationary effects.